DERIVATIVES AND HEDGING ACTIVITES (Narrative) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net derivative gains related to cash flow hedges	$ 142